Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer International Bond Fund))	0 Months Ended
	Jan. 27, 2012
Class A
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.98%
Class B
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.84%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.84%
Class C
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.68%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.68%
Class I
Operating Expenses:
Management Fees	0.50%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.55%	[2]
Fee Waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.55%	[2]
Class N
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver and Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.38%
Class Y
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.73%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes A, B, C, N and Y to 0.35% of average annual net assets per class per fiscal year end. This limitation may not be amended or withdrawn until one year after the date of this prospectus.
[2]	Estimated expenses for the first full year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.